Exploration and Evaluation Assets (Details Narrative)							12 Months Ended
	Aug. 01, 2025 USD ($)	Feb. 21, 2025 USD ($) shares	Oct. 16, 2024 USD ($)	Jun. 11, 2024 USD ($)	Jan. 02, 2024 USD ($)	Mar. 01, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 03, 2026 CAD ($)	Dec. 31, 2025 CAD ($) shares	Jan. 01, 2025 CAD ($)	Dec. 31, 2024 CAD ($) shares	Jan. 05, 2024 shares	Jan. 01, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Reclamation bond							$ 12,154,840		$ 11,129,593				$ 16,668,418		$ 16,028,060
Cash													$ 3,349,977		$ 1,350,411
Number of shares issued | shares							554,798		328,412				554,798		328,412	200,000
Number of shares issued													$ 130,440,944		$ 110,528,937
Impairment of exploration and evaluation assets										$ 378,605
Colorado properties slick rock [member]
IfrsStatementLineItems [Line Items]
Reclamation bond held by the regulatory authorities									$ 25,406
Reclamation bond							$ 25,406		25,406				34,840		36,588
Golden Eagle Project [member]
IfrsStatementLineItems [Line Items]
Ownership percentage					100.00%
Cash					$ 500,000
Payments on lease		$ 400,000	$ 100,000
Golden Eagle Project [member] | Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Cash												$ 750,000
Golden Eagle Project [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		169,726
Number of shares issued		$ 1,250,000
Arizona properties newsboy gold [member]
IfrsStatementLineItems [Line Items]
Reclamation bond held by the regulatory authorities							12,000
Reclamation bond														$ 16,456			$ 17,282
Arizona properties artillery peak [member]
IfrsStatementLineItems [Line Items]
Impairment of exploration and evaluation assets									276,256	$ 378,605
Clay borrow [member]
IfrsStatementLineItems [Line Items]
Reclamation bond held by the regulatory authorities											$ 18,600
Reclamation bond							4,000		4,000				$ 5,485		$ 5,761
Refund amount									$ 14,600
One year anniversary payment [member] | Golden Eagle Project [member]
IfrsStatementLineItems [Line Items]
Payments on lease							100,000
Two year anniversary payment [member] | Golden Eagle Project [member]
IfrsStatementLineItems [Line Items]
Cash							1,000,000
Three year anniversary payment [member] | Golden Eagle Project [member]
IfrsStatementLineItems [Line Items]
Cash							1,000,000
Four year anniversary payment [member] | Golden Eagle Project [member]
IfrsStatementLineItems [Line Items]
Cash							$ 1,500,000
Uranium properties [member] | Wayne Minerals Inc [member]
IfrsStatementLineItems [Line Items]
Lease term				5 years
Annual lease payment				$ 100,000
Royalty percentage				3.00%
Royalty expense				$ 50,000
Undivided interest percentage				100.00%
Uranium properties [member] | ACCO Exploration LLC [member]
IfrsStatementLineItems [Line Items]
Lease term	5 years
Royalty percentage	3.00%
Royalty expense	$ 50,000
Undivided interest percentage	100.00%
Uranium properties [member] | ACCO Exploration LLC [member] | Year one [member]
IfrsStatementLineItems [Line Items]
Annual lease payment	$ 100,000
Uranium properties [member] | ACCO Exploration LLC [member] | Year two to four [member]
IfrsStatementLineItems [Line Items]
Annual lease payment	150,000
Uranium properties [member] | ACCO Exploration LLC [member] | Year five [member]
IfrsStatementLineItems [Line Items]
Annual lease payment	$ 200,000
Clay borrow [member]
IfrsStatementLineItems [Line Items]
Lease term						10 years
Annual rent						$ 500
Rate of rent						$ 2